Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000003389 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000003389 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003389 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003389 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003389 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003389 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003389 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003389 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219383 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219383 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219383 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000219383 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219383 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000219383 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000219383 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219382 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219382 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219382 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000219382 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219382 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000219382 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000219382 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003391 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003391 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000003391 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003391 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003391 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003391 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003391 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003391 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003392 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003392 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000003392 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003392 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003392 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003392 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003392 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003392 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003393 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000003393 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003393 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003393 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003393 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003393 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003393 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003393 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003395 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%
C000003395 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000003395 [Member] | All other issuers less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000003396 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000003396 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000003396 [Member] | All other issuers less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000003397 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.50%
C000003397 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000003397 [Member] | All other issuers less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000003398 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000003398 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000003398 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000003398 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000003398 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000003398 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000003398 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000003398 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000003402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%
C000003402 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000003402 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000003402 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000003404 [Member] | All other states less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000003404 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	14.20%
C000003404 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000003404 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000003404 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000003404 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000003404 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.10%
C000003405 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000003405 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003406 [Member] | All other states less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000003406 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	13.50%
C000003406 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000003406 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.60%
C000003406 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000003406 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	6.60%
C000003406 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	7.00%
C000003407 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003407 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000003407 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003412 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000003412 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003412 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000003413 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000003413 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003413 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000003414 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000003414 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003414 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003414 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003414 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003414 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000003415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003415 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003416 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000003416 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003416 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003416 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003416 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003416 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000003417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003417 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000003417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003417 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003417 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003417 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003417 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003419 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003419 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000003419 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003419 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000003419 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003419 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003419 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003419 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014609 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000014609 [Member] | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000014609 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000014609 [Member] | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014609 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014609 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033959 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000033959 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000033959 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000033959 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000033959 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000034255 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034255 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000034255 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000043366 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000043366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000043366 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000043366 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000043366 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000051415 [Member] | All other states less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%
C000051415 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	8.80%
C000051415 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000051415 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	15.80%
C000051415 [Member] | ALABAMA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000051415 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219385 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219385 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219385 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000219385 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000219384 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219384 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219384 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000219384 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000070886 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000070886 [Member] | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000070886 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000070886 [Member] | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000070886 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000070886 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000070886 [Member] | South African Rand [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000070887 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000070887 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000070887 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000070887 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070887 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000070887 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000077366 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000077366 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077366 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000077366 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000232975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000232975 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000232975 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232975 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000232975 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077367 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077367 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000077367 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077367 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000077367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000079432 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000079432 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079432 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000079432 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102783 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000102783 [Member] | U S Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000102783 [Member] | U S Bonds Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000102783 [Member] | Non U S Equity Developed [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000102783 [Member] | Non U S Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000102783 [Member] | U S Bonds High Yield [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000102783 [Member] | U S Bonds Inflation Protected [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102783 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000102783 [Member] | Global Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102783 [Member] | Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102783 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000116140 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000116140 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000116140 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000116140 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000116140 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000116140 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119673 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000119673 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000119673 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000119673 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000119673 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000119673 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000119673 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119673 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000119674 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000119674 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000119674 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000119674 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000119674 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000119674 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000119674 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119674 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000219386 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000219386 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000219386 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219386 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219386 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219386 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219386 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000219387 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000219387 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000219387 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219387 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219387 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219387 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219387 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%